Group plc balance sheet - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Non-current assets
Investments	£ 54	£ 53
Trade and other receivables	445	317
Non current assets	35,843	34,493
Current assets
Trade and other receivables	3,222	4,014
Cash and cash equivalents	1,666	528
Current assets	10,444	8,349
Current liabilities
Trade and other payables	5,790	7,168
Current liabilities	9,602	10,185
Total assets less current liabilities	36,685	32,657
Non-current liabilities
Loans and other borrowings	14,776	11,994
Non current liabilities	26,518	22,746
Equity
Ordinary shares	499	499
Share premium	1,051	1,051
Merger reserve	4,147	6,647
Own shares	(167)	(186)
Profit and loss account	3,919	1,366
Total equity	10,167	9,911
Total equity and Liabilities	36,685	32,657
BT Group plc [Member]
Non-current assets
Investments	10,952	10,885
Trade and other receivables	4,540	6,928
Non current assets	15,492	17,813
Current assets
Trade and other receivables	1,117	112
Cash and cash equivalents	2	6
Current assets	1,119	118
Current liabilities
Trade and other payables	96	75
Current liabilities	96	75
Total assets less current liabilities	16,515	17,856
Non-current liabilities
Loans and other borrowings	3,029	2,983
Non current liabilities	3,029	2,983
Equity
Ordinary shares	499	499
Share premium	1,051	1,051
Capital redemption reserve	27	27
Merger reserve	3,149	5,649
Own shares	(167)	(186)
Profit and loss account	8,927	7,833
Total equity	13,486	14,873
Total equity and Liabilities	£ 16,515	£ 17,856